Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000006295 | V
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000006295 | T
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000006295 | R
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000006295 | O
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000006295 | L
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000006295 | I
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000006295 | F
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000006295 | C
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000006295 | A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000006295 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000006295 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000006295 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006295 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006295 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006295 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006295 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006295 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006295 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006295 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	15.90%
C000006295 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	17.90%
C000006295 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.80%
C000155980 | V
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000155980 | T
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000155980 | R
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000155980 | O
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000155980 | L
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000155980 | I
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000155980 | F
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000155980 | C
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000155980 | A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000155980 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000155980 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000155980 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.50%
C000155980 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000155980 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155980 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155980 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	10.00%
C000155980 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000155980 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	13.80%
C000155980 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	15.90%
C000155980 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	17.90%
C000155980 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.80%
C000006298 | V
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000006298 | T
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000006298 | R
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000006298 | O
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000006298 | L
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000006298 | I
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000006298 | F
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000006298 | C
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000006298 | A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000006298 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000006298 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000006298 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006298 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006298 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006298 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006298 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006298 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006298 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006298 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	15.90%
C000006298 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	17.90%
C000006298 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.80%
C000006297 | V
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000006297 | T
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000006297 | R
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000006297 | O
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000006297 | L
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000006297 | I
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000006297 | F
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000006297 | C
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000006297 | A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000006297 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000006297 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000006297 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006297 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006297 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006297 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006297 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006297 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006297 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006297 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	15.90%
C000006297 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	17.90%
C000006297 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.80%
C000126926 | V
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000126926 | T
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000126926 | R
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000126926 | O
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000126926 | L
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000126926 | I
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000126926 | F
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000126926 | C
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000126926 | A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000126926 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000126926 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000126926 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.50%
C000126926 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000126926 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	3.80%
C000126926 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000126926 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	10.00%
C000126926 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000126926 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	13.80%
C000126926 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	15.90%
C000126926 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	17.90%
C000126926 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.80%